UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  3 West Main Street
          3rd Floor
          Irvington, NY 10533

13F File Number: 028-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Conneely
Title:    Chief Financial Officer of the Funds
Phone:    (914) 250-1000

Signature, Place and Date of Signing:


/s/ Christopher Conneely            Irvington, NY           February 13, 2007
-------------------------      ---------------------    ----------------------
    [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              3
                                              -----

Form 13F Information Table Entry Total:         56
                                              ------

Form 13F Information Table Value Total:       $ 1,436,018
                                               -------------
                                             (in thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

(1)       028- 10555               Elm Ridge Capital Partners, L.P.
(2)       028- 12044               Elm Ridge Partners, LLC
(3)       028- 11797               Elm Ridge Offshore Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2     COLUMN 3     COLUMN 4        COLUMN 5          COL 6    COL 7         COLUMN 8

                                                              VALUE     SHRS OR    SH/ PUT/   INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP        (X$1000)   PRN AMT    PRN CALL   DISCRTN   MNGRS   SOLE SHARED     NONE
AK STL HLDG CORP                    COM         001547108    36,185      2,141,100 SH         Shared    1,2,3         2,141,100
AK STL HLDG CORP                    COM         001547108     7,828        463,200 SH  CALL   Shared    1,2,3           463,200
AFFYMETRIX INC                      COM         00826T108    11,530        500,000 SH  PUT    Shared    1,2,3           500,000
ALCATEL-LUCENT                 SPONSORED ADR    013904305    39,920      2,807,304 SH         Shared    1,2,3         2,807,304
ALLIANCE DATA SYSTEMS CORP          COM         018581108    24,988        400,000 SH  PUT    Shared    1,2,3           400,000
BLOCKBUSTER INC                     CL A        093679108    31,481      5,951,058 SH         Shared    1,2,3         5,951,058
BLOCKBUSTER INC                     CL B        093679207    17,505      3,572,481 SH         Shared    1,2,3         3,572,481
CA INC                              COM         12673P105    57,533      2,540,106 SH         Shared    1,2,3         2,540,106
CENVEO INC                          COM         15670S105    88,016      4,151,689 SH         Shared    1,2,3         4,151,689
CHEMTURA CORP                       COM         163893100    36,962      3,838,213 SH         Shared    1,2,3         3,838,213
COMMERCE BANCORP INC NJ             COM         200519106    15,572        441,500 SH  PUT    Shared    1,2,3           441,500
DANAHER CORP DEL                    COM         235851102     5,433         75,000 SH  PUT    Shared    1,2,3            75,000
DYNCORP INTL INC                    CL A        26817C101    24,341      1,533,759 SH         Shared    1,2,3         1,533,759
EAGLE MATERIALS INC                 COM         26969P108     7,440        172,100 SH         Shared    1,2,3           172,100
EVERGREEN ENERGY INC                COM         30024B104     6,394        642,600 SH  PUT    Shared    1,2,3           642,600
FEDERAL HOME LN MTG CORP            COM         313400301    58,014        854,400 SH         Shared    1,2,3           854,400
FORD MTR CO DEL                COM PAR $0.01    345370860    31,404      4,181,600 SH         Shared    1,2,3         4,181,600
GEORGIA GULF CORP              COM PAR $0.01    373200203     4,524        234,300 SH  PUT    Shared    1,2,3           234,300
GLOBALSTAR INC                      COM         378973408    16,631      1,195,600 SH         Shared    1,2,3         1,195,600
HARLEY DAVIDSON INC                 COM         412822108    21,141        300,000 SH  PUT    Shared    1,2,3           300,000
HERCULES INC                        COM         427056106    22,038      1,141,288 SH         Shared    1,2,3         1,141,288
HOVNANIAN ENTERPRISES INC           CL A        442487203     6,780        200,000 SH  PUT    Shared    1,2,3           200,000
IMPAC MTG HLDGS INC                 COM         45254P102     7,520        854,494 SH         Shared    1,2,3           854,494
INFINEON TECHNOLOGIES AG       SPONSORED ADR    45662N103    12,504        891,200 SH         Shared    1,2,3           891,200
ISHARES TR                      RUSSELL 2000    464287655    78,030      1,000,000 SH  PUT    Shared    1,2,3         1,000,000
ISILON SYS INC                      COM         46432L104       547         20,000 SH         Shared    1,2,3            20,000
KULICKE & SOFFA INDS INC            COM         501242101    23,210      2,763,108 SH         Shared    1,2,3         2,763,108
MARRIOTT INTL INC NEW               CL A        571903202    66,808      1,400,000 SH  PUT    Shared    1,2,3         1,400,000
NRG ENERGY INC                    COM NEW       629377508    62,176      1,110,079 SH         Shared    1,2,3         1,110,079
NOVELIS INC                         COM         67000X106    28,750      1,032,300 SH         Shared    1,2,3         1,032,300
OWENS ILL INC                     COM NEW       690768403    56,194      3,045,769 SH         Shared    1,2,3         3,045,769
PAR PHARMACEUTICAL COS INC          COM         69888P106    41,818      1,869,372 SH         Shared    1,2,3         1,869,372
PFIZER INC                          COM         717081103     5,310        205,000 SH  CALL   Shared    1,2,3           205,000
PROGRESSIVE CORP OHIO               COM         743315103    14,992        619,000 SH         Shared    1,2,3           619,000
PULTE HOMES INC                     COM         745867101     9,936        300,000 SH  PUT    Shared    1,2,3           300,000
QUALCOMM INC                        COM         747525103    33,620        889,653 SH         Shared    1,2,3           889,653
QUANTUM CORP                      COM DSSG      747906204    24,074     10,376,830 SH         Shared    1,2,3        10,376,830
QUEBECOR WORLD INC              COM NON-VTG     748203106    48,778      4,219,512 SH         Shared    1,2,3         4,219,512
R & G FINANCIAL CORP                CL B        749136107     4,906        641,300 SH         Shared    1,2,3           641,300
ROCKWELL AUTOMATION INC             COM         773903109     4,337         71,000 SH  PUT    Shared    1,2,3            71,000
SANMINA SCI CORP                    COM         800907107    46,703     13,537,029 SH         Shared    1,2,3        13,537,029
SAPPI LTD                       SPON ADR NEW    803069202    17,951      1,070,414 SH         Shared    1,2,3         1,070,414
SMITH A O                           COM         831865209    11,760        313,100 SH         Shared    1,2,3           313,100
SMURFIT-STONE CONTAINER CORP        COM         832727101    38,497      3,645,537 SH         Shared    1,2,3         3,645,537
SOVEREIGN BANCORP INC               COM         845905108    11,365        447,600 SH         Shared    1,2,3           447,600
SUNRISE SENIOR LIVING INC           COM         86768K106    11,775        383,300 SH  PUT    Shared    1,2,3           383,300
SYMANTEC CORP                       COM         871503108    42,297      2,028,627 SH         Shared    1,2,3         2,028,627
TEMPLE INLAND INC                   COM         879868107    20,566        446,800 SH  PUT    Shared    1,2,3           446,800
U S G CORP                        COM NEW       903293405    21,920        400,000 SH  PUT    Shared    1,2,3           400,000
UNITED STATES STL CORP NEW          COM         912909108    14,628        200,000 SH  CALL   Shared    1,2,3           200,000
VISTEON CORP                        COM         92839U107    45,009      5,307,700 SH         Shared    1,2,3         5,307,700
WHIRLPOOL CORP                      COM         963320106    52,718        635,000 SH         Shared    1,2,3           635,000
YRC WORLDWIDE INC                   COM         984249102     5,660        150,000 SH  CALL   Shared    1,2,3           150,000

SK 03563 0001 744641